USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         SUPPLEMENT DATED MARCH 16, 2004


                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2003
     (AS SUPPLEMENTED DECEMBER 8, 2003, FEBRUARY 27, 2004 AND MARCH 8, 2004)


This supplement updates certain information contained in the statement of additional information (SAI) and should be attached to the SAI and retained for future reference.

The tables on pages 8 and 9 of the SAI reflecting additional information on portfolio instruments and investment policies are revised to indicate that the following funds may invest in investment companies (SPDRs):

   o   USAZ AllianceBernstein Technology Fund
          (now known as the USAZ Oppenheimer Emerging Technologies Fund)

   o   USAZ AllianceBernstein Large Cap Growth Fund
          (now known as the USAZ Dreyfus Founders Growth and Income Fund)

   o   USAZ Oppenheimer Emerging Growth Fund


                                                               USAZSAI-004-0503